Income Tax - Schedule of provision for income tax (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal			$ (9,106)	$ 45,874	$ 21,399
State			4,710	11,311	11,742
Foreign			13,422	12,231	12,140
Total current tax expense			9,026	69,416	45,281
Deferred:
Federal			(6,501)	(53,314)	(164,208)
State			868	(11,055)	(48,653)
Foreign			(8,724)	(3,694)	(754)
Total deferred tax benefit	$ 1,793	$ 22,987	(14,357)	(68,063)	(213,615)
Total (benefit from) provision for income taxes	$ 1,743	$ 1,367	$ (5,331)	$ 1,353	$ (168,334)